Mineral Property Interests (Details) (USD $)	12 Months Ended			145 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014
Mineral property interests expense	$ 1,642,510	$ 5,147,673	$ 6,085,967	$ 23,374,753
Pinguino Project [Member]
Assaying, testing and analysis	74,840	178,337	256,359	1,224,933
Camp, salaries and supplies	642,222	1,841,027	1,674,527	6,393,495
Claim maintenance	42,629	31,243	59,626	180,488
Drilling	425,463	1,680,359	3,020,527	10,738,224
Engineering	22,415	666,707	330,095	1,150,377
Environmental	12,233	35,518	139,647	187,398
Geological and geophysical	254,819	281,229	261,902	1,842,087
Metallurgical	11,230	264,543	1,064	346,274
Travel and accommodation	53,302	35,736	94,693	360,627
Mineral property interests expense	1,539,153	5,014,699	5,838,440	22,423,903
Condor Project [Member]
Claim maintenance	3,402	12,435	18,858	42,223
Environmental	23,486	0	0	23,486
Geological and geophysical	0	15,712	90,615	110,512
Camp and field supplies	0	8,260	26,097	34,555
Mineral property interests expense	26,888	36,407	135,570	210,776
Contreras and other Santa Cruz Projects [Member]
Assaying, testing and analysis	1,535	0	0	61,782
Camp, salaries and supplies	4,079	5,013	1,548	180,556
Claim maintenance	6,608	12,646	0	41,105
Environmental	23,899	4,900	0	28,799
Geological and geophysical	13,803	248	98,129	146,010
Travel and accommodation	200	0	0	29,014
Mineral property interests expense	50,124	22,807	99,677	487,266
Rio Negro Project [Member]
Assaying, testing and analysis	1,016	496	0	1,512
Claim maintenance	9,907	54,301	8,499	79,815
Geological and geophysical	3,874	602	0	44,309
Travel and accommodation	83	818	0	10,818
Camp and field supplies	5,135	13,476	0	70,447
Mineral property interests expense	20,015	69,693	8,499	206,901
British Columbia Claims and other [Member]
Mineral property interests expense	$ 6,330	$ 4,067	$ 3,781	$ 45,907